S-K 1603(a)(9) Restrictions on Selling Securities	Jan. 16, 2026
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub- divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property
SPAC Sponsor, Persons and Entities Subject to Restrictions	White Pearl Group Limited Naphat Sirimongkolkasem Joseph Shiu Wing Chow Yuxun Sun Jiang Hua Feng
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor, or any affiliates of our sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the event of our liquidation prior to our completion of our initial business combination; or (f) by virtue of the laws of the British Virgin Islands or our sponsor’s operating agreement upon dissolution of our sponsor; provided, however, that in the case of clauses (a) through (e) or (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).
Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	White Pearl Group Limited
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Units, Rights, Ordinary Shares or any Other Securities [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days
SPAC Sponsor, Persons and Entities Subject to Restrictions	White Pearl Group Limited
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities underlying such units) pursuant to the letter agreement described in the immediately preceding paragraphs.
Representative’s Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days from the date of the commencement of sales in this offering.
SPAC Sponsor, Persons and Entities Subject to Restrictions	D. Boral Capital LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted to any underwriter and selected dealer participating in the offering and their officers, partners, registered persons or affiliates.